SEGMENTAL ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [Abstract]
Schedule of Operating Segments

	Retail	Commercial Banking	Insurance and Wealth	Other	Underlying basis total
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Net interest income	8,384	2,357	49	(17)	10,773
Other income, net of insurance claims	1,733	1,292	1,250	240	4,515
Total underlying income, net of insurance claims	10,117	3,649	1,299	223	15,288
Operating lease depreciation[1]	(856)	(28)	—	—	(884)
Net income	9,261	3,621	1,299	223	14,404
Operating costs	(4,761)	(1,851)	(902)	(71)	(7,585)
Remediation	(125)	(210)	(50)	6	(379)
Total costs	(4,886)	(2,061)	(952)	(65)	(7,964)
Impairment charge	(2,384)	(1,464)	(9)	(390)	(4,247)
Underlying profit (loss)	1,991	96	338	(232)	2,193
External income	11,868	3,246	1,223	(1,049)	15,288
Inter-segment income (expense)	(1,751)	403	76	1,272	—
Segment underlying income, net of insurance claims	10,117	3,649	1,299	223	15,288
Segment external assets	358,766	142,042	183,348	187,113	871,269
Segment customer deposits	290,206	145,596	14,072	10,194	460,068
Segment external liabilities	295,229	189,302	190,771	146,554	821,856
Analysis of segment underlying other income, net of insurance claims:
Current accounts	498	113	4	—	615
Credit and debit card fees	517	231	—	—	748
Commercial banking and treasury fees	—	274	—	—	274
Unit trust and insurance broking	—	—	146	—	146
Private banking and asset management	—	5	1	—	6
Factoring	—	76	—	—	76
Other fees and commissions	62	176	204	1	443
Fees and commissions receivable	1,077	875	355	1	2,308
Fees and commissions payable	(571)	(222)	(329)	(26)	(1,148)
Net fee and commission income	506	653	26	(25)	1,160
Operating lease rental income	1,103	17	—	—	1,120
Rental income from investment properties	—	—	191	—	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	—	—	149	149
Lease termination income	—	5	—	—	5
Trading income	69	787	—	204	1,060
Insurance and other, net of insurance claims	147	349	1,389	(1,055)	830
Other external income, net of insurance claims	1,319	1,158	1,580	(702)	3,355
Inter-segment other income	(92)	(519)	(356)	967	—
Segment other income, net of insurance claims	1,733	1,292	1,250	240	4,515
Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	263	159	550	2,732
Movement in value of in-force business	—	—	76	—	76
Defined benefit scheme charges	97	30	14	106	247
Non-income statement segment items:
Additions to fixed assets	1,684	112	125	980	2,901
Investments in joint ventures and associates at end of year	4	—	—	292	296
1Net of profits on disposal of operating lease assets of £127 million.

	Retail	Commercial Banking	Insurance and Wealth	Other	Underlying basis total
	£m	£m	£m	£m	£m
Year ended 31 December 2019[1]
Net interest income	9,184	2,892	77	224	12,377
Other income, net of insurance claims	2,019	1,417	2,021	275	5,732
Total underlying income, net of insurance claims	11,203	4,309	2,098	499	18,109
Operating lease depreciation[2]	(946)	(21)	—	—	(967)
Net income	10,257	4,288	2,098	499	17,142
Operating costs	(4,768)	(2,073)	(982)	(52)	(7,875)
Remediation	(238)	(155)	(50)	(2)	(445)
Total costs	(5,006)	(2,228)	(1,032)	(54)	(8,320)
Impairment (charge) credit	(1,038)	(306)	—	53	(1,291)
Underlying profit	4,213	1,754	1,066	498	7,531
External income	13,136	3,508	1,926	(461)	18,109
Inter-segment income (expense)	(1,933)	801	172	960	—
Segment underlying income, net of insurance claims	11,203	4,309	2,098	499	18,109
Segment external assets	350,850	144,795	175,869	162,379	833,893
Segment customer deposits	253,128	144,050	13,677	10,465	421,320
Segment external liabilities	261,036	182,318	182,333	160,400	786,087
Analysis of segment underlying other income, net of insurance claims:
Current accounts	518	136	5	—	659
Credit and debit card fees	652	330	—	—	982
Commercial banking and treasury fees	—	248	—	—	248
Unit trust and insurance broking	9	—	197	—	206
Private banking and asset management	—	4	65	—	69
Factoring	—	103	—	—	103
Other fees and commissions	59	244	156	30	489
Fees and commissions receivable	1,238	1,065	423	30	2,756
Fees and commissions payable	(571)	(321)	(405)	(53)	(1,350)
Net fee and commission income	667	744	18	(23)	1,406
Operating lease rental income	1,225	25	—	—	1,250
Rental income from investment properties	—	—	191	—	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	(5)	—	201	196
Lease termination income	—	12	—	—	12
Trading income	47	812	—	278	1,137
Insurance and other, net of insurance claims	206	72	2,216	(954)	1,540
Other external income, net of insurance claims	1,478	916	2,407	(475)	4,326
Inter-segment other income	(126)	(243)	(404)	773	—
Segment other income, net of insurance claims	2,019	1,417	2,021	275	5,732
Other segment items reflected in income statement above:
Depreciation and amortisation	1,712	315	181	452	2,660
Movement in value of in-force business	—	—	825	—	825
Defined benefit scheme charges	108	43	19	75	245
Non-income statement segment items:
Additions to fixed assets	2,208	260	174	1,007	3,649
Investments in joint ventures and associates at end of year	4	—	—	300	304
1Restated, see page F-30.
2Net of profits on disposal of operating lease assets of £41 million.

	Retail	Commercial Banking	Insurance and Wealth	Other	Underlying basis total
	£m	£m	£m	£m	£m
Year ended 31 December 2018[1]
Net interest income	9,431	2,985	123	175	12,714
Other income, net of insurance claims	2,102	1,665	1,865	378	6,010
Total underlying income, net of insurance claims	11,533	4,650	1,988	553	18,724
Operating lease depreciation[2]	(921)	(35)	—	—	(956)
Net income	10,612	4,615	1,988	553	17,768
Operating costs	(4,904)	(2,184)	(1,021)	(56)	(8,165)
Remediation	(267)	(203)	(39)	(91)	(600)
Total costs	(5,171)	(2,387)	(1,060)	(147)	(8,765)
Impairment charge	(861)	(71)	(1)	(4)	(937)
Underlying profit	4,580	2,157	927	402	8,066
External income	13,053	3,837	1,860	(26)	18,724
Inter-segment income (expense)	(1,520)	813	128	579	—
Segment underlying income, net of insurance claims	11,533	4,650	1,988	553	18,724
Segment external assets	349,787	164,655	140,487	142,669	797,598
Segment customer deposits	253,846	147,597	14,063	2,560	418,066
Segment external liabilities	260,816	190,649	147,673	148,261	747,399
Analysis of segment underlying other income, net of insurance claims:
Current accounts	503	142	5	—	650
Credit and debit card fees	660	332	1	—	993
Commercial banking and treasury fees	—	305	—	—	305
Unit trust and insurance broking	13	—	208	—	221
Private banking and asset management	—	5	92	—	97
Factoring	—	83	—	—	83
Other fees and commissions	57	248	163	31	499
Fees and commissions receivable	1,233	1,115	469	31	2,848
Fees and commissions payable	(601)	(311)	(418)	(56)	(1,386)
Net fee and commission income	632	804	51	(25)	1,462
Operating lease rental income	1,305	38	—	—	1,343
Rental income from investment properties	—	—	197	—	197
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	—	—	275	275
Lease termination income	—	7	—	—	7
Trading income	71	711	—	282	1,064
Insurance and other, net of insurance claims	247	356	2,146	(1,087)	1,662
Other external income, net of insurance claims	1,623	1,112	2,343	(530)	4,548
Inter-segment other income	(153)	(251)	(529)	933	—
Segment other income, net of insurance claims	2,102	1,665	1,865	378	6,010
Other segment items reflected in income statement above:
Depreciation and amortisation	1,573	278	154	400	2,405
Movement in value of in-force business	—	—	(55)	—	(55)
Defined benefit scheme charges	121	49	20	215	405
Non-income statement segment items:
Additions to fixed assets	2,092	208	223	991	3,514
Investments in joint ventures and associates at end of year	4	—	—	87	91
1Restated, see page F-30.
2Net of profits on disposal of operating lease assets of £60 million.

Schedule of Reconciliation of Underlying Basis to Statutory Results
The underlying basis is the basis on which financial information is presented to the chief operating decision maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

	Lloyds Banking Group statutory	Removal of:
		Volatility and other items[1]	Insurance gross up2	PPI	Underlying basis
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Net interest income	10,749	174	(150)	—	10,773
Other income, net of insurance claims	4,377	165	(27)	—	4,515
Total income, net of insurance claims	15,126	339	(177)	—	15,288
Operating lease depreciation[3]		(884)	—	—	(884)
Net income	15,126	(545)	(177)	—	14,404
Operating expenses	(9,745)	1,522	174	85	(7,964)
Impairment[4]	(4,155)	(95)	3	—	(4,247)
Profit before tax	1,226	882	—	85	2,193

	Lloyds Banking Group statutory	Removal of:
		Volatility and other items[5]	Insurance gross up2	PPI	Underlying basis
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Net interest income	10,180	379	1,818	—	12,377
Other income, net of insurance claims	8,179	(426)	(2,021)	—	5,732
Total income, net of insurance claims	18,359	(47)	(203)	—	18,109
Operating lease depreciation[3]		(967)	—	—	(967)
Net income	18,359	(1,014)	(203)	—	17,142
Operating expenses	(12,670)	1,697	203	2,450	(8,320)
Impairment	(1,296)	5	—	—	(1,291)
Profit before tax	4,393	688	—	2,450	7,531

	Lloyds Banking Group statutory	Removal of:
		Volatility and other items[6]	Insurance gross up2	PPI	Underlying basis
	£m	£m	£m	£m	£m
Year ended 31 December 2018
Net interest income	13,396	152	(834)	—	12,714
Other income, net of insurance claims	5,230	107	673	—	6,010
Total income, net of insurance claims	18,626	259	(161)	—	18,724
Operating lease depreciation[3]		(956)	—	—	(956)
Net income	18,626	(697)	(161)	—	17,768
Operating expenses	(11,729)	2,053	161	750	(8,765)
Impairment	(937)	—	—	—	(937)
Profit before tax	5,960	1,356	—	750	8,066
1In the year ended 31 December 2020 this comprises the effects of asset sales (losses of £14 million); volatility and other items (losses of £45 million); the amortisation of purchased intangibles (£69 million); restructuring (£521 million, including severance costs, property transformation, technology research and development, regulatory programmes and merger, acquisition and integration costs); and the fair value unwind (losses of £233 million).
2The Group’s insurance businesses’ income statements include income and expenditure which are attributable to the policyholders of the Group’s long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.
3Net of profits on disposal of operating lease assets of £127 million (2019: £41 million; 2018: £60 million).
4Certain derivative valuation adjustments associated with credit-impaired customers are included within the impairment charge on an underlying basis but reported within other income, net of insurance claims on a statutory basis.
5Comprises the effects of asset sales (gains of £214 million); volatility and other items (losses of £88 million); the amortisation of purchased intangibles (£68 million); restructuring (£471 million, comprising severance related costs, the integration of Zurich's UK workplace pensions and savings business and costs associated with establishing the Schroders Personal Wealth joint venture); and the fair value unwind and other items (losses of £275 million).
6Comprises the effects of asset sales (loss of £145 million); volatility and other items (gains of £95 million); the amortisation of purchased intangibles (£108 million); restructuring costs (£879 million, comprising severance related costs, the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA and Zurich’s UK workplace pensions and savings business); and the fair value unwind and other items (losses of £319 million).